Related Party transactions - Major investment and Recovery transactions (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩) [1]
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	₩ 38
Recovery and others	0
Woori BIG SATISFACTION SHINJONG MMF 3RD
Schedule of major investment and recovery transactions with related parties [Line Items]
Investment and others	0
Recovery and others	₩ 441,470

[1]	Investment and recovery transactions of associates are described in Note 13.(2)